7. Goodwill and Intangible Assets (Details - Intangibles) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite intangible assets, gross	$ 3,863,859	$ 3,863,859
Accumulated amortization	(2,753,115)	(1,979,283)
Finite intangible assets, net	1,110,744	1,497,660
Indefinite lived intangible asset	8,319,454	8,319,454
Total intangible assets	5,566,339	5,953,255
Trade Names [Member]
Indefinite lived intangible asset	4,455,595	4,455,595
Customer Relationships [Member]
Finite intangible assets, gross	1,600,286	1,600,286
Accumulated amortization	(716,429)	(556,400)
Finite intangible assets, net	$ 883,857	1,043,886
Amortization period	10 years
Mobile Software Applications [Member]
Finite intangible assets, gross	$ 282,500	282,500
Accumulated amortization	(282,500)	(282,500)
Finite intangible assets, net	$ 0	0
Amortization period	2 years
NetSpective Webfiltering Software [Member]
Finite intangible assets, gross	$ 1,134,435	1,134,435
Accumulated amortization	(907,548)	(680,661)
Finite intangible assets, net	$ 226,887	453,774
Amortization period	5 years
Noncompete Agreements [Member]
Finite intangible assets, gross	$ 846,638	846,638
Accumulated amortization	(846,638)	(846,638)
Finite intangible assets, net	$ 0	$ 0
Amortization period	2 years